Summary of significant accounting policies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Accounting Policies [Line Items]
Operating lease right-of-use assets	$ 79,049				$ 35,800
Operating lease liabilities	79,186				$ 35,800
Impairment of long lived assets held for use			$ 0	$ 0
Defined contribution plan maximum annual contributions			$ 1,500	$ 600
Defined contribution plan employer matching contribution, percent			100.00%
Defined contribution plan employer matching contribution percent of match			4.00%
Defined contribution plan employers matching contribution annual vesting percentage				100.00%
Income tax expense benefit	$ 752	$ (25)	$ (186)	$ 582
Maximum [Member]
Accounting Policies [Line Items]
Operating lease liabilities			$ 40,000
Finite lived intangible assets remaining amortization period			17 years
Minimum [Member]
Accounting Policies [Line Items]
Operating lease liabilities			$ 30,000
Finite lived intangible assets remaining amortization period			7 years
Rockcliff Energy Management, LLC [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage			15.00%	15.00%
Rockcliff Energy Management, LLC [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage			10.00%	19.00%
Sabine Oil Gas Corporation [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage			10.00%	10.00%
Sabine Oil Gas Corporation [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage			11.00%
Alta Resources Development LLC [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage				11.00%
Comstock Resources, Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage			13.00%	11.00%
Blue Dome Operating, LLC [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage				11.00%